Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Thousands																	1 Months Ended		3 Months Ended			8 Months Ended		12 Months Ended
	May 10, 2022 $ / shares	May 05, 2022 USD ($)	Apr. 18, 2022 USD ($)	Apr. 07, 2022	Mar. 31, 2022 USD ($) $ / shares	Mar. 22, 2022 shares	Feb. 28, 2022 $ / shares	Jan. 31, 2022 USD ($) $ / shares	Jan. 28, 2022 USD ($)	Jan. 07, 2022 shares	Dec. 31, 2021 USD ($) $ / shares	Nov. 30, 2021 $ / shares	Nov. 02, 2021 USD ($)	Oct. 29, 2021 $ / shares	Sep. 25, 2021 $ / shares	Jan. 31, 2021 USD ($)	Mar. 25, 2022 USD ($) PROPERTY LENDER	Jan. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 25, 2022 USD ($) PROPERTY shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Aug. 30, 2021 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares
Subsequent Event [Line Items]
Stock repurchased during period, value																			$ 3,394					$ 5,012	$ 269
Proceeds from revolving credit facility																			52,800		$ 3,500			8,500	12,000
Loan amount					$ 772,023						$ 640,031								772,023			$ 640,031		$ 640,031	$ 71,495
Accrued performance participation allocation																$ 51,800
Stock issuance costs																			$ 2,959		$ 0
Annually (usd per share) | $ / shares					$ 0.71		$ 0.71	$ 0.7			$ 0.68	$ 0.65		$ 0.52	$ 0.52						$ 0.5		$ 0.5		$ 0.5
Alpha Mill Apartments
Subsequent Event [Line Items]
Value of shares in offering													$ 34,800
Ownership in equity transaction													43.00%
Series 2016 Preferred Stock
Subsequent Event [Line Items]
Dividend rate																			6.50%					6.50%
Series 2016 Preferred Stock | Preferred Stock
Subsequent Event [Line Items]
Stock repurchased during period, value																			$ 152,000			$ 1,300
Series 2017 Preferred Stock
Subsequent Event [Line Items]
Dividend rate																			7.50%					7.50%
Series 2019 Preferred Stock
Subsequent Event [Line Items]
Dividend rate																			5.50%					5.50%
Series 2019 Preferred Stock | Preferred Stock
Subsequent Event [Line Items]
Stock repurchased during period, value																								$ 100
Subsequent event
Subsequent Event [Line Items]
Value of shares in offering																				$ 33,346
Subsequent event | Alpha Mill Apartments | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Subsequent Event [Line Items]
Ownership in equity transaction				28.90%
Ownership equity before transaction				57.20%
Ownership equity after all transactions				20.00%
Option to reacquire right period in force				2 years
Subsequent event | Mortgages
Subsequent Event [Line Items]
Loan amount									$ 105,000
Proceeds from from debt									43,800
Subsequent event | Refinanced Properties
Subsequent Event [Line Items]
Loan amount																	$ 362,200			$ 362,200
Proceeds from from debt																	$ 111,700
Number of properties refinanced | PROPERTY																	7
Number of lenders | LENDER																	1
Debt term																	5 years			5 years
Interest rate																	3.40%			3.40%
Subsequent event | Refinanced Properties | Unconsolidated Properties
Subsequent Event [Line Items]
Number of real estate properties | PROPERTY																	2			2
Subsequent event | Revolving Credit Facility
Subsequent Event [Line Items]
Proceeds from revolving credit facility									$ 1,700
Subsequent event | Line of Credit | A2018 Fannie Facility [Member]
Subsequent Event [Line Items]
Proceeds from revolving credit facility		$ 9,200
Subsequent event | J P Morgan Revolving Credit Facility
Subsequent Event [Line Items]
Proceeds from revolving credit facility			$ 70,000
Subsequent event | 2022 Equity Incentive Plan
Subsequent Event [Line Items]
Award shares authorized (in shares) | shares						300,000
Subsequent event | Time Based Shares | LTIP
Subsequent Event [Line Items]
Number of shares granted to executive officers (in shares) | shares										105,826
Subsequent event | Performance Shares | LTIP
Subsequent Event [Line Items]
Number of shares granted to executive officers (in shares) | shares										170,731
Subsequent event | Restricted Stock Units (RSUs) | 2022 Equity Incentive Plan
Subsequent Event [Line Items]
Award shares authorized (in shares) | shares						20,038
Award vesting period						4 years
Subsequent event | Series 2016 Preferred Stock
Subsequent Event [Line Items]
Dividend rate																		7.00%
Subsequent event | Series 2016 Preferred Stock | Preferred Stock
Subsequent Event [Line Items]
Stock repurchased during period, value			$ 139,800
Subsequent event | Series 2017 Preferred Stock
Subsequent Event [Line Items]
Redemption amount								$ 2,600										$ 2,600
Subsequent event | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, dividend rate (in dollars per share) | $ / shares	$ 0.06
Annually (usd per share) | $ / shares	$ 0.72				$ 0.71		$ 0.71	$ 0.7
Subsequent event | Private Placement | Series 2019 Preferred Stock
Subsequent Event [Line Items]
Number of shares issued and sold (in shares) | shares																				1,547,184
Value of shares in offering																				$ 15,400
Stock issuance costs																				1,000
Placement fees																				$ 300